Contract Liabilities - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Contract Liabilities [Line Items]
Revenue recognized from contract liabilities	€ 0.4	€ 1.0	€ 6.1
Two Thousand And Twenty Two [Member]
Contract Liabilities [Line Items]
Contract liabilities are expected to be recognized as revenue	2.6
Two Thousand And Twenty Three To Two Thousand And Twenty Six [Member]
Contract Liabilities [Line Items]
Contract liabilities are expected to be recognized as revenue	€ 3.0